Related party transactions	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Related party transactions

27.	Related party transactions

The Company has a policy for related party transactions, which is annually revised and approved by the Board of Directors in accordance with the Company’s by-laws.

The related-party transactions policy also aims to ensure an adequate and diligent decision-making process for the Company’s key management.

27.1.	Transactions with joint ventures, associates, government entities and pension plans

The Company has engaged, and expects to continue to engage, in the ordinary course of business in numerous transactions with joint ventures, associates, pension plans, as well as with the Company’s controlling shareholder, the Brazilian Federal Government, which include transactions with banks and other entities under its control, such as financing and banking, asset management and other transactions.

The balances of significant transactions are set out in the following table:

		06.30.2025		12.31.2024
	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
Petrochemical companies (associates)	71	7	65	1
Other associates and joint ventures	86	12	52	15
Subtotal	157	19	117	16
Brazilian government – Parent and its controlled entities
Government bonds	716	−	1,114	−
Banks controlled by the Brazilian Government	15,163	4,261	12,030	2,675
Brazilian Federal Government (1)	−	883	−	1,046
Pré-Sal Petróleo S.A. – PPSA	−	25	−	79
Others	185	101	235	85
Subtotal	16,064	5,270	13,379	3,885
Petros	51	266	44	234
Total	16,272	5,555	13,540	4,135
Current	1,747	1,186	1,557	1,382
Non-Current	14,525	4,369	11,983	2,753
(1) It includes amounts related to lease liability.

The income/expenses of significant transactions are set out in the following table:

	2025	2024	2025	2024
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Joint ventures and associates
Petrochemical companies (associates)	1,650	1,720	838	893
Other associates and joint ventures	21	29	10	9
Subtotal	1,671	1,749	848	902
Brazilian government – Parent and its controlled entities
Government bonds	59	84	29	38
Banks controlled by the Brazilian Government	(91)	11	(46)	(5)
Petroleum and alcohol account - receivables from the Brazilian Government	−	7	−	3
Brazilian Federal Government	(58)	(127)	(33)	(99)
Pré-Sal Petróleo S.A. – PPSA	(230)	(98)	24	(107)
Others	(127)	(93)	(60)	(83)
Subtotal	(447)	(216)	(86)	(253)
Petros	(9)	(10)	(5)	(5)
Total - Income (Expenses)	1,215	1,523	757	644
Revenues, mainly sales revenues	1,661	1,740	844	899
Purchases and services	−	6	−	3
Income (expenses)	(358)	(201)	(38)	(196)
Foreign exchange and inflation indexation charges, net	(33)	(140)	(18)	(113)
Finance income (expenses), net	(55)	118	(31)	51
Total - Income (Expenses)	1,215	1,523	757	644

The liability related to pension plans of the Company's employees and managed by the Petros Foundation, including debt instruments, is presented in note 13.

27.2.	Compensation of key management personnel

The criteria for compensation of members of the Board of Directors and the Board Executive Officers is based on the guidelines established by the Secretariat of Management and Governance of the State-owned Companies (SEST) of the Ministry of Management and Innovation in Public Services, and by the Ministry of Mines and Energy. The total compensation is set out as follows:

					Parent Company
		Jan-Jun/2025			Jan-Jun/2024
	Executive Officers	Board of Directors	Total	Executive Officers	Board of Directors	Total
Wages and short-term benefits	1.4	0.2	1.6	1.5	0.2	1.7
Social security and other employee-related taxes	0.4	−	0.4	0.4	−	0.4
Post-employment benefits (pension plan)	0.2	−	0.2	0.2	−	0.2
Variable compensation	−	−	−	1.3	−	1.3
Benefits due to termination of tenure	0.1	−	0.1	0.1	−	0.1
Total compensation recognized in the statement of income	2.1	0.2	2.3	3.5	0.2	3.7
Total compensation paid (1)	3.7	0.2	3.9	3.8	−	3.8
Monthly average number of members	8.83	11.00	19.83	9.00	11.00	20.00
Monthly average number of paid members	8.83	9.00	17.83	9.00	7.33	16.33
(1) It includes variable compensation for Executive Officers relating to previous periods.

In the six-month period ended June 30, 2025, expenses related to compensation of the board members and executive officers of Petrobras amounted to US$ 6.5 (US$ 7.2 for the same period of 2024).

The compensation of the Advisory Committees to the Board of Directors is separate from the fixed compensation set for the Board Members and, therefore, has not been classified under compensation of Petrobras’ key management personnel.

In accordance with Brazilian regulations applicable to companies controlled by the Brazilian Federal Government, Board members who are also members of the Statutory Audit Committees are only compensated with respect to their Audit Committee duties. The total compensation concerning these members was US$ 115 thousand for the six-month period ended June 30, 2025 (US$ 136 thousand with tax and social security costs). For the same period of 2024, the total compensation concerning these members was US$ 163 thousand (US$ 194 thousand with tax and social security costs).

On April 16, 2025, the Company’s Annual Shareholders’ Meeting set the threshold for the overall compensation for executive officers and board members at US$ 8.3, R$ 47.57 million, from April 2025 to March 2026 (US$ 8.6, R$ 43.21 million, from April 2024 to March 2025, as approved on April 25, 2024).